Business Combination (Details) - USD ($)		4 Months Ended	6 Months Ended
	Jan. 01, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	[2]	Mar. 11, 2026
Business Combinations [Line Items]
Net loss			$ (3,127,646)	$ (2,227,122)	[1]
Cash transferred		$ 300,000	300,000			$ 300,000
Revenue			18,270,590	$ 17,168,005
Non-controlling interest recognized			12,313
Foreign currency translation		106,416	106,416
Goodwill recognized amount		$ 105,693	$ 105,693
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Business Combinations [Line Items]
Percentage equity interest						100.00%
MGAI [Member]
Business Combinations [Line Items]
Percentage equity interest		61.8489%	61.8489%
Net loss	$ 3,129,221	$ 42,503
Revenue	$ 18,294,478	$ 200,056

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.